Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense (benefit):
Current year	$ 964	$ 859
Adjustments in respect of prior years, including resolution of tax disputes	(41)	7
Total current income tax expense (benefit)	923	866
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(204)	(435)
Adjustments in respect of prior years, including resolution of tax disputes	(8)	48
Tax expense (benefit) arising from unrecognized tax losses	6	15
Tax rate and other legislative changes	10	1
Total deferred income tax expense (benefit)	(196)	(371)
Total income tax expense (benefit)	$ 727	$ 495